Capital Stock (Details 3)	12 Months Ended
Dec. 31, 2020 yr $ / shares
September 25, 2019
IfrsStatementLineItems [Line Items]
Discount rate	1.46%
Expected volatility	253.14%
Expected life (years) | yr	5
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%
Stock price | $ / shares	$ .06
August 14, 2020
IfrsStatementLineItems [Line Items]
Discount rate	0.35%
Expected volatility	172.95%
Expected life (years) | yr	5
Expected dividend yield	0.00%
Expected forfeiture rate	0.00%
Stock price | $ / shares	$ .15